Fees Summary	Jun. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,754,000
Previously Paid Amount	0.00
Total Fee Amount	268.54
Total Offset Amount	0.00
Net Fee	268.54
Narrative - Max Aggregate Offering Price	$ 1,754,000
Final Prospectus	true